19 Borrowings (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2019	Dec. 28, 2017
Disclosure of detailed information about borrowings [line items]
Repayment of government and research loans	£ 4,800
Midatech pharma (espana) SL (formerly midatech biogune SL) [member] | Spanish government reindustrialization programme [member]
Disclosure of detailed information about borrowings [line items]
Government grants		£ 6,600
Midatech pharma (espana) SL (formerly midatech biogune SL) [member] | Spanish government reindustrialization programme [member] | Cash-backed guarantee [member]
Disclosure of detailed information about borrowings [line items]
Government grants		£ 2,900
Secured loan agreement [member] | Midcap financial trust [member]
Disclosure of detailed information about borrowings [line items]
Total drawn facility	£ 15,000
Description of interest rate	Annual rate of LIBOR plus 7.5% subject to a LIBOR floor of 1.25%.
Number of warrants granted	247,881
Exercise price of warrants granted	£ 0.42
Percentage of amount funded	2.00%
Drawn facility under bank laon			£ 7,000